Significant acquisition and equity transactions (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Feb. 14, 2014
Business Acquisition
Payments to Acquire Businesses, Net of Cash Acquired	$ 112,500,000
Goodwill	9,670,204
Lefeng
Business Acquisition
Equity interest acquired (as a percent)		75.00%
Acquisition cost amounted in general and administrative expenses		505,780
Payments to Acquire Businesses, Net of Cash Acquired		112,500,000
Working capital, net		(2,373,779)
Liabilities assumed		(19,971,405)
Net tangible assets acquired		6,596,403
Intangible assets		204,301,585
Goodwill		9,821,962
Deferred tax liabilities		(48,395,269)
Noncontrolling interest		(37,479,497)
Total consideration		112,500,000
Customer relationship
Business Acquisition
Weighted average amortization period at the acquisition date	5 years
Customer relationship | Lefeng
Business Acquisition
Intangible assets		48,391,371
Trademark
Business Acquisition
Weighted average amortization period at the acquisition date	5 years
Trademark | Lefeng
Business Acquisition
Intangible assets		144,430,367
Non-compete agreement
Business Acquisition
Weighted average amortization period at the acquisition date	3 years
Non-compete agreement | Lefeng
Business Acquisition
Intangible assets		$ 11,479,847